INTANGIBLE ASSETS – DIGITAL ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS – DIGITAL ASSETS

NOTE 8: INTANGIBLE ASSETS – DIGITAL ASSETS

In 2021, the Company purchased Ethereum, a digital asset to create NFTs for beta testing to determine whether they would be able to place them onto the HUMBL Marketplace’s NFT Gallery in addition to the NFTs others create that are on the NFT Gallery. The Company purchased $114,650 in digital currency in the year ended December 31, 2021. The Company expensed $133,660 in the digital currency to create NFTs as beta testing for future endeavors and for payment of expenses, received commissions on sales of NFTs of $8,400, reflected $34,570 in impairment of the intangible asset for digital currency, and recognized a gain on sale of digital assets of $47,875.

In 2022, the Company established a service to their HUMBL Pay app users. The “Buy Crypto, Earn Rewards” service enables HUMBL Pay app users the ability through a Company maintained digital asset wallet with Wyre to purchase digital assets (cryptocurrency) and earn rewards. These rewards are not paid by the Company, but by Wyre itself. As it can take 5 to 8 business days to physically settle funds in the Wyre wallet, there may be delays in digital assets being received by customers and the delivery of BLOCKS to BitGo. BitGo is a third-party custodian service that provides the custody for the customers’ BLOCKS. These timing differences occur, and on March 31, 2022, we had an unfunded liability of $219,733 related to the purchase of BLOCKS that had not yet been settled. The Company has restricted cash in the same amount of this liability. As of May 6, 2022, the entire liability has been settled and all BLOCKS has been delivered to the customers.

The BitGo account is not the Company’s account; however, represents the pool of all BLOCKS held by and allocated to HUMBL Pay users accounts. The users may choose to transfer the purchased BLOCKS to their individual wallets outside of HUMBL and as of March 31, 2022, approximately 25% of those users did transfer their BLOCKS.

In March 2022, the Company purchased an NFT for $406,046. The Company has evaluated the fair value of this NFT as of March 31, 2022 and has determined that there is no impairment necessary. The NFT will not be amortized as it is considered a non-statutory based digital asset. The NFT is considered a non-current asset while the other digital assets held by the Company are considered current assets. In March 2022, the Company’s CEO announced that he would contribute capital to pay for this NFT. The contribution occurred May 3, 2022.

In the three months ended March 31, 2022, the Company purchased $271,800 in digital currency expensed $41,420 in the digital currency for future endeavors and for payment of expenses, received commissions on sales of NFTs of $1,063, reflected $45,318 in impairment of the intangible asset for digital currency, and recognized a gain on sale of digital assets of $29,551. The Company also received a net $219,733 in digital currency to be used for the purchase of BLOCKS on behalf of HUMBL Pay users. The net amount was funded to the third-party wallet in April 2022 when all the funds cleared. This amount is reflected in the Consolidated Balance Sheet as an unfunded liability and restricted cash.

The value of the digital asset as of March 31, 2022 and December 31, 2021 is $438,104 (of which the value of the non-fungible token of $406,040 is considered a non-current asset) and $2,695, respectively.

The following table presents additional information about the Company’s digital asset holdings during the period ended March 31, 2022:

Digital Assets Owned By HUMBL:

Three Months Ended March 31, 2022	ETH	BTC	WETH	DAI	USDC	Total
Balance – January 1, 2022	$2,664	$28	$-	$-	$3	$2,695
Purchases of digital assets	271,800	-	-	-	-	271,800
Purchases of digital assets by customers in the HUMBL Pay App	-	-	-	-	574,313	574,313
Purchases of BLOCKS for HUMBL Pay users	(295,784)	-	-	-	(58,796)	(354,580)
Transfers	425,223	-	34,056	15,721	(475,000)	-
NFT commissions	1,063	-	-	-	-	1,063
NFT purchase	(338,104)	-	(23,590)	(14,094)	(30,252)	(406,040)
Advertising expenses	(34,784)	-	-	-	3,014	(31,770)
Conferences	(9,650)	-	-	-	-	(9,650)
Impairment – digital assets	(42,580)	-	(1,972)	(766)	-	(45,318)
Gain (loss) on disposal of digital assets	27,976	-	1,571	7	(3)	29,551
Balance – March 31, 2022	$7,824	$28	$10,065	$868	$13,279	$32,064
Digital Assets held at March 31, 2022	2.390693611	0.00093788	4	868.26	-	-

Digital Assets Owned By HUMBL Pay Users (SAB 121 disclosure):

Under SAB 121, companies are required to present the asset and liability at fair value for any crypto-assets and obligations to safeguard crypto-assets. The Company earns no revenue from providing this service to their customers. It is simply an added benefit that HUMBL Pay customers receive for using the app. The “Buy Crypto, Earn Rewards” service enables HUMBL Pay app users the ability through a Company maintained digital asset wallet with Wyre to purchase digital assets (cryptocurrency) and earn rewards. These rewards are not paid by the Company, but by Wyre itself. As it can take 5 to 8 business days to physically settle funds in Wyre, there may be delays in digital assets being received by customers and the delivery of BLOCKS to a BitGo. BitGo is a third-party custodian service that provides the custody for the customers’ BLOCKS. These timing differences occur, and on March 31, 2022, we had an unfunded liability of $219,733 related to the purchase of BLOCKS that had not yet been settled. The Company has restricted cash in the same amount of this liability. As of May 6, 2022, the entire liability has been settled and all BLOCKS has been delivered to the customers. Upon adoption of this guidance, the Company expects to reflect the asset and liability related to the digital assets held on the Company’s platform of approximately $1,000,000. We do not have any ownership or custody of the digital assets maintained on our platform. We engage the services of Wyre and BitGo to act as the custodians of the digital assets held on our platform.

NOTE 7: INTANGIBLE ASSETS – DIGITAL CURRENCY

In 2021, the Company purchased Ethereum, a digital currency to create NFTs for beta testing to determine whether they would be able to place them onto the HUMBL Marketplace’s NFT Gallery in addition to the NFTs others create that are on the NFT Gallery. The Company purchased $114,650 in digital currency in the year ended December 31, 2021. The Company expensed $133,660 in the digital currency to create NFTs as beta testing for future endeavors and for payment of expenses, received commissions on sales of NFTs of $8,400, reflected $34,570 in impairment of the intangible asset for digital currency, and recognized a gain on sale of digital assets of $47,875. The value of the intangible asset as of December 31, 2021 is $2,695.